Stock Options and Warrant (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
Fair value option awards
	June 30, 2014	December 31, 2013
	(unaudited)
Expected volatility	71.08%	73.50%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.70%	1.26%
Expected life (in years)	6.00	6.64

	December 31, 2013	December 31, 2012
Expected volatility	73.50%	77.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	0.33%
Expected life (in years)	6.64	5.00

Stock-based award
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2013	8,910,000	$1.289	6.30
Forfeited during 2014	(424,000)	1.300	-
Cancelled during 2014	(8,610,000)	1.289
Reissued during 2014	8,610,000	0.35
Granted during 2014	910,000	0.48	-
Balance, June 30, 2014	9,396,000	$0.36	5.84	$2,278,000
Exercisable on June 30, 2014	2,605,000	$0.40	5.85	$546,000

Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance at January 1, 2012	—	$—	N/A
Options granted	3,220,735	0.001	5.00
Balance, December 31, 2012	3,220,735	0.001	5.00
Exercise of unvested options into restricted stock	(3,220,735)	0.001	—
Granted during 2013	8,910,000	1.289	6.55
Balance, December 31, 2013	8,910,000	$1.289	6.30	$2,240,000
Exercisable on December 31, 2013	533,334	$1.00	4.35	$288,000

Information about stock options outstanding and exercisable
	Options Outstanding				Options Exercisable
Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price		Number of Shares	Weighted- Average Exercise Price
		(In years)
$0.00 - $0.25	-		$			$
$0.26 - $0.50	9,396,000	5.84		$0.36	2,605,000		$0.40
$0.51 - $0.75	-		$			$
	9,396,000	5.84		$0.36	2,605,000		$0.40

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number of	Contractual	Exercise	Number of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0.51 - $1.00	1,500,000	4.35	$1.00	533,334	$1.00
$1.01 - $1.50	5,860,000	6.65	$1.30	—	$—
$1.51 - $2.00	1,550,000	6.88	$1.52	—	$—
	8,910,000	6.30	$1.29	533,334	$1.00

Restricted stock
		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2013	1,677,000	$0.001
Repurchase of unvested restricted shares	(92,000)	$
Vested	(406,000)	$
Unvested balance, June 30, 2014	1,179,000	$0.001

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2012	—	—
Exercise of options	3,220,735	$0.001
Repurchase of unvested restricted shares	(76,608)	$0.001
Vested	(1,467,259)	$0.001
Balance, December 31, 2013	1,676,868	$0.001

Schedule of stock based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Research and development	$710,000	$31,000	$994,000	$45,000
General and administrative	868,000	-	1,375,000	-
	$1,578,000	$31,000	$2,369,000	$45,000

Reconciliation of warrant activity
	Warrants Outstanding
	Number of Warrants	Weighted-Average Exercise Price per Share
Balance outstanding at January 1, 2014	631,000	$0.80
Warrants issued	4,780,000	0.78
Warrants exercised	-	-
Balance outstanding at June 30, 2014	5,411,000	$0.78
Warrants exercisable at June 30, 2014	5,411,000	$0.78

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2013	—	$—
Warrants issued	631,087	0.80
Warrants exercised	—	—
Balance outstanding at December 31, 2013	631,087	$0.80
Warrants exercisable at December 31, 2013	631,087	$0.80